Quarterly Report
August 31, 2023
MFS®  International Large Cap Value Fund
MKV-Q1

Portfolio of Investments
8/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.2%
Aerospace & Defense – 1.5%
BAE Systems PLC	3,317,187	$42,337,291
Dassault Aviation S.A.	242,525	47,757,528
		$90,094,819
Airlines – 0.9%
Ryanair Holdings PLC, ADR (a)	567,463	$56,320,703
Alcoholic Beverages – 2.6%
Diageo PLC	2,085,241	$85,679,754
Heineken N.V.	350,345	34,122,313
Kirin Holdings Co. Ltd.	1,819,100	25,580,801
Pernod Ricard S.A.	84,846	16,670,900
		$162,053,768
Apparel Manufacturers – 1.8%
Burberry Group PLC	1,143,536	$31,638,110
Compagnie Financiere Richemont S.A.	430,008	61,141,116
Gildan Activewear, Inc.	618,972	18,461,051
		$111,240,277
Automotive – 2.5%
Aptiv PLC (a)	334,975	$33,983,214
Compagnie Generale des Etablissements Michelin	1,546,616	48,484,182
Continental AG	439,140	32,675,572
Koito Manufacturing Co. Ltd.	2,289,700	38,957,712
		$154,100,680
Broadcasting – 0.7%
WPP Group PLC	4,213,959	$40,880,267
Brokerage & Asset Managers – 2.6%
Barclays PLC	23,776,720	$44,385,346
Deutsche Boerse AG	405,458	72,038,026
IG Group Holdings PLC	4,909,310	42,072,306
		$158,495,678
Business Services – 3.3%
CGI, Inc. (a)	328,777	$34,284,103
Experian PLC	462,947	16,198,060
Nomura Research Institute Ltd.	1,474,300	42,406,581
RS Group PLC	4,260,583	41,030,324
Secom Co. Ltd.	969,200	67,912,945
		$201,832,013
Chemicals – 0.3%
Nutrien Ltd.	298,632	$18,916,454
Computer Software - Systems – 5.9%
Amadeus IT Group S.A.	556,323	$38,185,652
Capgemini	530,882	99,215,328
Fujitsu Ltd.	488,800	61,160,892
Hitachi Ltd.	1,309,100	87,222,347
Samsung Electronics Co. Ltd.	1,485,763	75,201,472
		$360,985,691

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 0.6%
Techtronic Industries Co. Ltd.	3,997,000	$39,499,321
Consumer Products – 2.0%
Haleon PLC	9,500,664	$38,814,298
Reckitt Benckiser Group PLC	1,122,412	81,075,114
		$119,889,412
Electrical Equipment – 3.8%
Legrand S.A.	494,621	$48,860,782
Mitsubishi Electric Corp.	3,650,300	47,643,697
Schneider Electric SE	777,738	133,736,889
		$230,241,368
Electronics – 2.9%
Kyocera Corp.	1,219,700	$62,688,866
NXP Semiconductors N.V.	329,359	67,755,734
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	523,821	49,013,931
		$179,458,531
Energy - Independent – 1.4%
Woodside Energy Group Ltd.	3,576,529	$85,790,591
Energy - Integrated – 6.4%
Eni S.p.A.	11,443,135	$177,241,064
Galp Energia SGPS S.A., “B”	2,763,445	38,071,061
Petroleo Brasileiro S.A., ADR	2,813,076	36,401,203
Suncor Energy, Inc. (l)	2,652,103	89,836,260
TotalEnergies SE	838,016	52,768,363
		$394,317,951
Food & Beverages – 1.0%
Danone S.A.	1,092,716	$63,782,446
Food & Drug Stores – 1.5%
Tesco PLC	27,325,735	$91,975,353
General Merchandise – 0.7%
B&M European Value Retail S.A.	6,087,484	$44,542,344
Insurance – 4.1%
Chubb Ltd.	133,787	$26,873,795
Manulife Financial Corp.	2,792,835	51,631,896
St. James's Place PLC	5,109,619	57,271,913
Willis Towers Watson PLC	556,688	115,100,811
		$250,878,415
Leisure & Toys – 0.3%
Nintendo Co. Ltd.	349,200	$15,041,317
Machinery & Tools – 4.1%
Aalberts Industries N.V.	738,429	$30,755,482
Daikin Industries Ltd.	381,000	66,055,363
Kubota Corp.	1,983,900	31,838,939
SMC Corp.	115,700	56,142,273
Toyota Industries Corp.	552,400	39,105,949
Weir Group PLC	1,274,398	29,616,303
		$253,514,309

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 17.5%
ABN AMRO Group N.V., GDR	2,459,171	$36,252,455
Bank of Ireland Group PLC	10,146,505	101,199,733
BNP Paribas	2,938,360	190,248,640
DBS Group Holdings Ltd.	1,881,800	46,367,931
Lloyds Banking Group PLC	50,653,790	27,178,450
Mitsubishi UFJ Financial Group, Inc.	23,803,900	190,355,941
NatWest Group PLC	49,872,328	145,562,723
Resona Holdings, Inc.	9,548,100	50,682,138
Toronto-Dominion Bank	1,472,652	89,828,284
UBS AG	7,221,676	192,120,208
		$1,069,796,503
Medical & Health Technology & Services – 0.7%
ICON PLC (a)	167,955	$43,658,223
Metals & Mining – 3.6%
Glencore PLC	23,769,057	$126,901,298
Rio Tinto PLC	1,489,308	91,927,283
		$218,828,581
Network & Telecom – 0.4%
LM Ericsson Telephone Co., “B”	4,793,831	$24,664,246
Other Banks & Diversified Financials – 2.6%
AIB Group PLC	13,692,816	$62,390,477
Julius Baer Group Ltd.	1,347,735	93,770,072
		$156,160,549
Pharmaceuticals – 6.6%
Bayer AG	1,876,311	$102,827,564
Novartis AG	517,245	52,295,411
Roche Holding AG	485,834	143,162,495
Sanofi	980,387	104,862,472
		$403,147,942
Printing & Publishing – 1.7%
RELX PLC	1,269,557	$41,395,689
Wolters Kluwer N.V.	537,405	64,800,145
		$106,195,834
Railroad & Shipping – 0.4%
Canadian Pacific Kansas City Ltd.	303,934	$24,126,673
Specialty Chemicals – 1.5%
Linde PLC	110,811	$42,888,289
Nitto Denko Corp.	708,500	48,447,483
		$91,335,772
Telecommunications - Wireless – 1.8%
KDDI Corp.	1,616,100	$48,040,362
Vodafone Group PLC	69,605,878	64,554,182
		$112,594,544
Telephone Services – 0.7%
Quebecor, Inc., “B”	1,862,255	$42,573,310

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Tobacco – 2.9%
British American Tobacco PLC	1,542,840	$51,255,968
Imperial Brands PLC	4,365,549	98,964,315
Philip Morris International, Inc.	287,125	27,581,228
		$177,801,511
Utilities - Electric Power – 4.9%
E.ON SE	8,240,668	$101,689,044
Iberdrola S.A.	9,480,546	112,671,322
National Grid PLC	6,814,128	85,475,424
		$299,835,790
Total Common Stocks		$5,894,571,186
Preferred Stocks – 1.9%
Consumer Products – 1.9%
Henkel AG & Co. KGaA	1,493,929	$114,562,292
Investment Companies (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 5.3% (v)	80,751,454	$80,759,529
Collateral for Securities Loaned – 0.8%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 5.27% (j)	47,480,890	$47,480,890

Other Assets, Less Liabilities – (0.2)%		(9,738,619)
Net Assets – 100.0%		$6,127,635,278
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $80,759,529 and $6,056,614,368, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$6,009,133,478	$—	$—	$6,009,133,478
Mutual Funds	128,240,419	—	—	128,240,419
Total	$6,137,373,897	$—	$—	$6,137,373,897
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$80,470,573	$181,042,621	$180,773,668	$4,355	$15,648	$80,759,529
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,202,483	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2023, are as follows:
United Kingdom	23.2%
Japan	16.0%
France	13.2%
Switzerland	8.9%
United States	7.8%
Germany	6.9%
Canada	6.0%
Ireland	3.6%
Italy	2.9%
Other Countries	11.5%